CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Contingent Liabilities - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Contingent liabilities
Acceptances and endorsements	£ 71	£ 21
Other items serving as direct credit substitutes	740	779
Performance bonds and other transaction-related contingencies	2,300	2,237
	3,040	3,016
Total contingent liabilities	£ 3,111	£ 3,037